Document And Entity Information	12 Months Ended
Dec. 31, 2022 shares
Document Information Line Items
Entity Registrant Name	Borqs Technologies, Inc.
Trading Symbol	BRQS
Document Type	20-F
Current Fiscal Year End Date	--12-31
Entity Common Stock, Shares Outstanding	57,182,633
Amendment Flag	false
Entity Central Index Key	0001650575
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Non-accelerated Filer
Entity Well-known Seasoned Issuer	No
Document Period End Date	Dec. 31, 2022
Document Fiscal Year Focus	2022
Document Fiscal Period Focus	FY
Entity Emerging Growth Company	false
Entity Shell Company	false
ICFR Auditor Attestation Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-37593
Entity Incorporation, State or Country Code	D8
Entity Address, Address Line One	Office B, 21/F, Legend Tower
Entity Address, Address Line Two	7 Shing Yip Street
Entity Address, City or Town	Kowloon
Entity Address, Country	HK
Title of 12(b) Security	Ordinary shares, no par value
Security Exchange Name	NASDAQ
Entity Interactive Data Current	Yes
Document Accounting Standard	U.S. GAAP
Auditor Firm ID	5910
Auditor Name	Yu Certified Public Accountant, P.C.
Auditor Location	New York, New York
Entity Address, Postal Zip Code	000000
Business Contact
Document Information Line Items
Entity Address, Address Line One	Office B, 21/F, Legend Tower,
Entity Address, Address Line Two	7 Shing Yip Street
Entity Address, City or Town	Kowloon
Entity Address, Country	HK
Contact Personnel Name	Pat Sek Yuen Chan
City Area Code	+852
Local Phone Number	5188 1864
Contact Personnel Fax Number	+852 2114 0183
Entity Address, Postal Zip Code	000000